Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2019
Cash and cash equivalents
Summary of Cash and cash equivalents	Cash and cash equivalents in € THOUS

	September 30,	December 31,
	2019	2018
Cash	757,340	831,885
Securities and time deposits	207,714	1,313,747
Cash and cash equivalents	965,054	2,145,632